PROPERTY, PLANT AND EQUIPMENT - Other Plant (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Dec. 31, 2014
Other Plant Assets
Other plant assets	$ 227,957	$ 229,528	$ 210,694
Accumulated depreciation and depletion	(73,471)	(77,002)	(58,117)
Net other plant	$ 154,486	$ 152,526	152,577
Western Fuels Colorado (“WFC”)
Other Plant Assets
Ownership interest held by parent (as a percent)	100.00%
Fort Union Mine
Other Plant Assets
Ownership interest in land and rights to the mine (as a percent)	50.00%
Mine assets
Other Plant Assets
Accumulated depreciation and depletion	$ (67,601)		(52,580)
Net other plant	148,087		146,788
Mine assets | Colowyo Mine
Other Plant Assets
Other plant assets	166,157		152,549
Mine assets | New Horizon Mine
Other Plant Assets
Other plant assets	48,373		44,812
Mine assets | Fort Union Mine
Other Plant Assets
Other plant assets	1,158		2,007
Non-utility assets
Other Plant Assets
Other plant assets	12,269		11,326
Accumulated depreciation and depletion	(5,870)		(5,537)
Net other plant	$ 6,399		$ 5,789